NET (LOSS)/INCOME PER SHARE - Summary of computation of basic and diluted net (loss)/income per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ 13,172	$ 1,910	¥ (3,103,465)	¥ (1,392,930)
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/ income per ordinary shares-basic	¥ 13,172	$ 1,910	¥ (3,103,465)	¥ (1,392,930)
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss)/ income per ordinary shares-basic	172,254,080	172,254,080	170,790,979	159,725,779
Net (loss)/income per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ 0.08	$ 0.01	¥ (18.17)	¥ (8.72)
Denominator:
Weighted average ordinary shares basic outstanding	172,254,080	172,254,080	170,790,979	159,725,779
Effect of potentially diluted stock options	2,931,766	2,931,766	0	0
Effect of potentially diluted RSUs	805,638	805,638	0	0
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-diluted	175,991,484	175,991,484	170,790,979	159,725,779
Net (loss)/income per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ 0.07	$ 0.01	¥ (18.17)	¥ (8.72)
RSUs [Member]
Denominator:
Shares issuable upon conversion of RSUs	1,093,923	1,093,923	12,794	64,576